CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/ (loss)	¥ (7,110,688)	$ (1,016,815)	¥ 13,487	¥ 6,452,554
Other comprehensive income:
Unrealized gain/(loss) on available-for-sale securities (Note 31)	38,883	5,560	(10,212)	18,161
Reclassification of change in instrument-specific credit risk (Note 24)	0	0	(199,276)	(53,481)
Change in instrument-specific credit risk	0	0	421	70,732
Foreign currency translation adjustments	(98,732)	(14,118)	105,413	129,232
Comprehensive income/(loss)	(7,170,537)	(1,025,373)	(90,167)	6,617,198
Less: comprehensive (income)/loss attributable to non-controlling interests	2,769,028	395,966	46,190	(3,027,731)
Comprehensive income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ (4,401,509)	$ (629,407)	¥ (43,977)	¥ 3,589,467